Revenue - Contract Costs, Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contract liabilities	$ 30.7	$ 32.4
Contract with Customer, Liability, Revenue Recognized	$ 32.4	$ 26.4